Financial assets and liabilities - Credit risk (Details) - Trade receivables $ in Thousands	Dec. 31, 2023 USD ($)
Current
Financial assets and liabilities
Expected loss rate	0.84%
0-30 days
Financial assets and liabilities
Expected loss rate	1.42%
31-60 days
Financial assets and liabilities
Expected loss rate	1.35%
61-90 days
Financial assets and liabilities
Expected loss rate	2.46%
90+ days
Financial assets and liabilities
Expected loss rate	3.62%
Gross carrying amount
Financial assets and liabilities
Gross carrying amount	$ 7,145
Gross carrying amount | Current
Financial assets and liabilities
Gross carrying amount	6,497
Gross carrying amount | 31-60 days
Financial assets and liabilities
Gross carrying amount	93
Gross carrying amount | 90+ days
Financial assets and liabilities
Gross carrying amount	555
Loss allowance
Financial assets and liabilities
Gross carrying amount	(76)
Loss allowance	76
Loss allowance | Current
Financial assets and liabilities
Loss allowance	55
Loss allowance | 31-60 days
Financial assets and liabilities
Loss allowance	1
Loss allowance | 90+ days
Financial assets and liabilities
Loss allowance	$ 20